Stockholders' Equity	6 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity

Common Stock

As of December 31, 2016 there were 300,000,000 shares of authorized common stock and 3,244,275 shares of common stock issued and outstanding, respectively. As of June 30, 2016 there were 300,000,000 shares of authorized common stock and 3,023,753 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of the Company's common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

Preferred Stock

The Company has authorized four series of preferred stock, including classes of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock. At this time, there is no Series A, Series B or Series D preferred stock outstanding. Only Series C and Series E Preferred Stock are outstanding, as described below.

Series A Convertible Redeemable Preferred Stock
Prior to September 16, 2013, the Company had authorized a class of series A preferred shares, but none of those shares were issued or outstanding. On September 16, 2013, the Company eliminated the prior class of series A preferred shares and created a new class of Series A Convertible Redeemable Preferred Stock (the “Series A Convertible Redeemable Preferred Stock”). The Company authorized the issuance of up to 100,000 shares of the Series A Convertible Redeemable Preferred Stock. The designation, powers, preferences and rights of the shares of Series A Convertible Redeemable Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series A Convertible Redeemable Preferred Stock have an initial stated value of $1,000 per share (the "Stated Value").

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The shares of Series A Convertible Redeemable Preferred Stock are entitled to receive quarterly cumulative dividends at a rate equal to 7% per annum of the Stated Value whenever funds are legally available and when and as declared by the Company's board of directors. If the Company declares a dividend or the distribution of its assets, the holders of Series A Convertible Redeemable Preferred Stock shall be entitled to participate in the distribution to the same extent as if they had converted each share of Series A Convertible Redeemable Preferred Stock held into Company common stock.

•	Each share of Series A Convertible Redeemable Preferred Stock is convertible, at the option of the holders, into shares of Company common stock at a conversion price of $23.00.

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The Company may redeem any or all of the outstanding Series A Convertible Redeemable Preferred Stock at any time at the then current Stated Value, subject to a redemption premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common shares at a price of $1.00 or more per share.

•	The Company is required to redeem the Series A Convertible Redeemable Preferred Stock on the fifth anniversary of its issuance.

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Upon a change of control of the Company, the holders of Series A Convertible Redeemable Preferred Stock shall be entitled to a change of control premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date.

•	The shares of Series A Convertible Redeemable Preferred Stock are senior in liquidation preference to the shares of Company common stock.

•	The shares of Series A Convertible Redeemable Preferred Stock shall have no voting rights except as required by law.

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The consent of the holders of 51% of the outstanding shares of Series A Convertible Redeemable Preferred Stock shall be necessary for the Company to: (i) create or issue any Company capital stock (or any securities convertible into any Company capital stock) having rights, preferences or privileges senior to or on parity with the Series A Convertible Redeemable Preferred Stock; or (ii) amend the Series A Convertible Redeemable Preferred Stock.

At December 31, 2016 and June 30, 2016 there were no shares of Series A Convertible Redeemable Preferred Stock outstanding.
Series B Convertible Preferred Stock
On September 16, 2013, the Company created 50,000 shares of Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”). The designation, powers, preferences and rights of the shares of Series B Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series B Convertible Preferred Stock have an initial stated value of $1,000 per share.

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The shares of Series B Convertible Preferred Stock are convertible, at the option of the holders, into shares of Company common stock at a conversion price of $23.00. The shares of Series B Convertible Preferred Stock may only be converted from and after the earlier of either of: (x) the first trading day immediately following (i) the closing sale price of the Company's common stock being equal to or greater than $33.40 per share (as adjusted for stock dividends, stock splits, stock combinations and other similar transactions occurring with respect to the Company's common stock from and after the initial issuance date) for a period of five consecutive trading days following the initial issuance date and (ii) the average daily trading volume of the Company's common stock (as reported on Bloomberg) on the principal securities exchange or trading market where the Company's common stock is listed or traded during the measuring period equaling or exceeding 1,250 shares of Company's common stock per trading day (the conditions set forth in the immediately preceding clauses (i) and (ii) are referred to herein as the “Trading Price Conditions”) or (y) immediately prior to the consummation of a “fundamental transaction”, regardless of whether the Trading Price Conditions have been satisfied prior to such time. A “fundamental transaction” is defined as (i) a sale of all or substantially all of the assets of the Company, (ii) a sale of at least 90% of the shares of capital stock of the Company or (iii) a merger, consolidation or other business combination as a result of which the holders of capital stock of the Company prior to such merger, consolidation or other business combination (as the case may be) hold in the aggregate less than 50% of the Voting Stock of the surviving entity immediately following the consummation of such merger, consolidation or other business combination (as the case may be), in each case of clauses (i), (ii) and (iii), the Board has determined that the aggregate implied value of the Company's capital stock in such transaction is equal to or greater than $125,000,000.

•	The shares of Series B Convertible Preferred Stock are not redeemable by either the Company or the holders thereof.

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The shares of Series B Convertible Preferred Stock are on parity in dividends and liquidation preference with the shares of Company common stock, which shall be payable only if then convertible into common stock.

•	The shares of Series B Convertible Preferred Stock shall have no voting rights except as required by law.

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The consent of the holders of 51% of the outstanding shares of Series B Convertible Preferred Stock shall be necessary for the Company to alter, amend or change any of the terms of the Series B Convertible Preferred Stock.

At December 31, 2016 and June 30, 2016, there were no shares of Series B Convertible Preferred Stock outstanding.

Series C Convertible Preferred Stock

We amended the Certificate of Designation of our Series C Convertible Preferred Stock as of August 22, 2016. As amended, the designation, powers, preferences, and rights of the shares of Series C Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series C Convertible Redeemable Preferred Stock have a stated value of $1,000 per share.

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Each holder of a share of Series C Convertible Redeemable Preferred Stock shall be entitled to receive dividends (“Dividends”) on such share equal to twelve percent (12%) per annum (the “Dividend Rate”) of the Stated Value before any Dividends shall be declared, set apart for or paid upon any junior stock or parity stock. Dividends on a share of Series C Preferred Stock shall accrue daily at the Dividend Rate, commence accruing on the issuance date thereof, compound annually, be computed on the basis of a 360-day year consisting of twelve 30-day months.

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The Company may redeem any or all of the outstanding Series C Preferred Stock at any time at the then current Stated Value plus accrued Dividends thereon plus a redemption premium equal to the Stated Value multiplied by 6%. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common stock at a price of $5.00 or more per share.

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The Series C Preferred Stock is not redeemable or convertible into common stock by the holder (except the Series C Preferred Stock held by Mr. Sillerman and affiliates remains subject to the Exchange Agreement and is convertible in accordance therewith).

•	The consent of the holders of a majority of the shares of Series C Preferred Stock is necessary for the Company to amend the Series C certificate of designation.

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Until the August 22, 2016 amendment, the Series C Convertible Preferred Stock was classified as a component of mezzanine equity in the accompanying Consolidated Balance Sheets. As a result of the amendment, the Series C Preferred Stock is now classified as a component of stockholders’ (deficit) equity.

Preferred Stock Conversion

Sillerman Investment Company III, LLC (“SIC III”), an affiliate of Robert F.X. Sillerman, the Company's Executive Chairman and Chief Executive Officer of the Company, owned 10,000 shares of Series C Convertible Redeemable Preferred Stock. On May 9, 2016 (the “Exchange Date”), the Company and SIC III entered into a Subscription Agreement pursuant to which SIC III subscribed for 1,129,032 shares of the Company’s common stock at a price of $6.20 per share. Accordingly, the aggregate purchase price for such shares was $7,000,000. The Company and SIC III agreed that SIC III would pay the purchase price for such shares by exchanging 7,000 shares of the Company’s Series C Convertible Redeemable Preferred Stock owned by SIC III for the common stock (the “Exchange”). All conditions of the Subscription Agreement have been satisfied, and therefore 1,129,032 shares of the Company’s common stock were issued to SIC III. Mr. Sillerman and his affiliates now own more than 50% of the outstanding shares of the Company’s common stock. The Company determined that this was a fair transaction and did not recognize any stock compensation expense in relation with the conversion.

On August 22, 2016, the Company and SIC III, SIC IV, SIC VI entered into an Note Exchange Agreement pursuant to which $30,175,000, which represents all of the outstanding principal and accrued interest of certain notes held by SIC III, SIC IV, and SIC VI other than $900,000 of debt held by SIC IV pursuant to that certain Line of Credit Grid Note dated as of June 11, 2015, was exchanged for 30,175 shares of the Company’s Series C Convertible Preferred Stock at an exchange price of $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement.

At December 31, 2016 and June 30, 2016, there were 33,175 and 3,000 shares of Series C Convertible Preferred Stock outstanding, respectively.
Series D Convertible Preferred Stock

On March 24, 2016, the Company created a new class of Series D Convertible Redeemable Preferred Stock (the “Series D Convertible Preferred Stock”). The Company authorized the issuance of up to 110 shares of the Series D Convertible Preferred Stock. The rights, preferences, privileges and restrictions of the shares of Series D Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series D Convertible Preferred Stock have a stated value of $1,000 per share.

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Each share of Series D Convertible Preferred Stock is convertible, at the option of the holders, at a rate of 167 shares of common stock for one share of converted Series D Convertible Preferred Stock.

•	Shares of Series D Convertible Preferred Stock are not entitled to a liquidation preference.

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Conversions of the Series D Convertible Preferred Stock shall be limited such that any given conversion shall not cause the holder's aggregate beneficial ownership of the shares of common stock to exceed 9.99% of the Company’s outstanding common stock.

•	The shares of Series D Convertible Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series D Convertible Preferred Stock is necessary for the Company to amend the Series D certificate of designation.

The Series D Convertible Preferred Stock is classified as a component of stockholders' equity in the accompanying consolidated balance sheets. There were no shares of Series D Convertible Preferred Stock outstanding at December 31, 2016 and June 30, 2016.

Series E Convertible Preferred Stock

On July 7, 2016, the Company created a new class of Series E Convertible Preferred Stock (the "Series E Convertible Preferred Stock") by filing a Certificate of Designation of the Series E Convertible Preferred Stock of the Company (the "Series E Certificate of Designation") with the Secretary of State of the State of Delaware. The Company authorized the issuance of up to 10,000 shares of the Series E Convertible Preferred Stock. The rights, preferences, privileges and restrictions of the shares of Series E Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are contained in the Series E Certificate of Designation and are summarized as follows:

•	The shares of Series E Convertible Preferred Stock have a stated value of $1,000 per share (the "Stated Value").

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Subject to the satisfaction of certain conditions as set forth therein, each share of Series E Convertible Preferred Stock is convertible, at the option of the holders, on the basis of its Stated Value and accrued, but unpaid Dividends, into shares of the Company's common stock at a conversion price equal to the lesser of $5.20 or the Exchange Price.

•	The shares of Series E Convertible Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series E Convertible Preferred Stock is necessary for the Company to amend its Series C Certificate of Designation.

As of December 31, 2016, there were 4,435 shares of Series E Convertible Preferred Stock outstanding. There were no shares of Series E Convertible Preferred Stock outstanding as of June 30, 2016.

Subscription Agreement

On December 3, 2015, the Company and SIC IV entered into a Subscription Agreement pursuant to which SIC IV subscribed for 437,500 shares of the Company’s common stock at a price of $9.40 per share. Accordingly, the aggregate purchase price for such shares was $4,112,000.

Non-controlling Interest

As discussed in Note 6, Acquisitions, on September 8, 2015, the Company acquired the assets of the DraftDay Business and its operations have been consolidated with the Company's operations as of that date. The Company has recorded non-controlling interest in its Consolidated Balance Sheets and Consolidated Statements of Operations for the portion of the DraftDay Business that the Company does not own. In the three months ended September 30, 2016, Sportech invested an additional $121 into the DraftDay Business in exchange for shares of Series A Preferred Stock of DDGG for $1 per share. In connection with termination of the Sportech MSA at June 30, 2016 (see Note 6, Acquisitions), Sportech returned 4,200 shares of DDGG stock. The Company reduced non-controlling interest by approximately $378,000, which represents the fair value of these shares.